LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 30, 2024
VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
File Nos.: 333-215588 and 811-23226
TrueShares Active Yield ETF S000084738
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, TrueShares Active Yield ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 24, 2024, and filed electronically as Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A on April 24, 2024.
If you have any questions or require further information, please contact the undersigned at (414) 516-1692 or Rachel.Spearo@usbank.com.

Sincerely,

/s/ Rachel Spearo
Rachel Spearo
Secretary

Enclosures